Stock-Based Compensation	12 Months Ended
Sep. 28, 2013
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
We issue shares under our stock-based compensation plans by issuing Class A stock from treasury. The total number of shares available for future grant under the Tyson Foods, Inc. 2000 Stock Incentive Plan (Incentive Plan) was 35,365,400 at September 28, 2013.
Stock Options
Shareholders approved the Incentive Plan in January 2001. The Incentive Plan is administered by the Compensation and Leadership Development Committee of the Board of Directors (Compensation Committee). The Incentive Plan includes provisions for granting incentive stock options for shares of Class A stock at a price not less than the fair value at the date of grant. Nonqualified stock options may be granted at a price equal to or more than the fair value of Class A stock on the date the option is granted. Stock options under the Incentive Plan generally become exercisable ratably over three years from the date of grant and must be exercised within 10 years from the date of grant. Our policy is to recognize compensation expense on a straight-line basis over the requisite service period for the entire award.

	Shares Under Option	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 29, 2012	19,067,360	$14.82
Exercised	(8,778,028)	13.96
Canceled	(177,144)	16.04
Granted	3,799,980	19.36
Outstanding, September 28, 2013	13,912,168	16.59	6.8	$167

Exercisable, September 28, 2013	6,423,287	$14.87	4.9	$88

We generally grant stock options once a year. The weighted average grant-date fair value of options granted in fiscal 2013, 2012 and 2011 was $6.44, $6.99 and $6.19, respectively. The fair value of each option grant is established on the date of grant using a binomial lattice method. We use historical volatility for a period of time comparable to the expected life of the option to determine volatility assumptions. Expected life is calculated based on the contractual term of each grant and takes into account the historical exercise and termination behavior of participants. Risk-free interest rates are based on the five-year Treasury bond rate. Assumptions as of the grant date used in the fair value calculation of each year’s grants are outlined in the following table.

	2013	2012	2011
Expected life (in years)	6.2	6.7	6.7
Risk-free interest rate	0.7%	0.9%	1.5%
Expected volatility	36.8%	36.6%	38.8%
Expected dividend yield	1.0%	1.0%	1.0%

We recognized stock-based compensation expense related to stock options, net of income taxes, of $14 million, $15 million and $12 million for fiscal 2013, 2012 and 2011, respectively. The related tax benefit for fiscal 2013, 2012 and 2011 was $9 million, $10 million and $7 million, respectively. We had 3.9 million, 3.4 million and 3.8 million options vest in fiscal 2013, 2012 and 2011, respectively, with a grant date fair value of $22 million, $17 million and $16 million, respectively.
In fiscal 2013, 2012 and 2011, we received cash of $123 million, $34 million and $51 million, respectively, for the exercise of stock options. Shares are issued from treasury for stock option exercises. The related tax benefit realized from stock options exercised during fiscal 2013, 2012 and 2011, was $35 million, $7 million and $10 million, respectively. The total intrinsic value of options exercised in fiscal 2013, 2012 and 2011, was $90 million, $21 million and $26 million, respectively. Cash flows resulting from tax deductions in excess of the compensation cost of those options (excess tax deductions) are classified as financing cash flows. We realized $18 million, $3 million and $5 million related to excess tax deductions during fiscal 2013, 2012 and 2011, respectively.
As of September 28, 2013, we had $25 million of total unrecognized compensation cost related to stock option plans that will be recognized over a weighted average period of 1.2 years.
Restricted Stock
We issue restricted stock at the market value as of the date of grant, with restrictions expiring over periods through fiscal 2016. Unearned compensation is recognized over the vesting period for the particular grant using a straight-line method.

	Number of Shares	Weighted Average Grant- Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in millions)
Nonvested, September 29, 2012	2,371,570	$15.29
Granted	185,804	20.64
Dividends	21,010	24.68
Vested	(1,368,834)	14.74
Forfeited	(70,851)	17.43
Nonvested, September 28, 2013	1,138,699	$16.86	1.0	$33

As of September 28, 2013, we had $8 million of total unrecognized compensation cost related to restricted stock awards that will be recognized over a weighted average period of 1.0 year.
We recognized stock-based compensation expense related to restricted stock, net of income taxes, of $5 million, $7 million and $7 million for fiscal 2013, 2012 and 2011, respectively. The related tax benefit for fiscal 2013, 2012 and 2011 was $3 million, $4 million and $5 million, respectively. We had 1.4 million, 1.2 million and 0.9 million restricted stock awards vest in fiscal 2013, 2012 and 2011, respectively, with a grant date fair value of $20 million, $17 million and $14 million, respectively.
Performance-Based Shares
We award performance-based shares of our Class A stock to certain senior executives. These awards are typically granted once a year. Performance-based shares vest based upon the passage of time and the achievement of performance or market performance criteria, ranging from 0% to 200%, as determined by the Compensation Committee prior to the date of the award. Vesting periods for these awards are generally three years. We review progress toward the attainment of the performance criteria each quarter during the vesting period. When it is probable the minimum performance criteria for an award will be achieved, we begin recognizing the expense equal to the proportionate share of the total fair value of the Class A stock price on the grant date. The total expense recognized over the duration of performance awards will equal the Class A stock price on the date of grant multiplied by the number of shares ultimately awarded based on the level of attainment of the performance criteria. For grants with market performance criteria, the total expense recognized over the duration of the award will equal the fair value as determined on the grant date, regardless if the market performance criteria is met.
The following table summarizes the performance-based shares at the maximum award amounts based upon the respective performance share agreements. Actual shares that will vest depend on the level of attainment of the performance-based criteria.

	Number of Shares	Weighted Average Grant- Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in Years)
Nonvested, September 29, 2012	174,062	$14.24
Granted	924,651	21.35
Vested	(32,468)	12.35
Forfeited	(64,935)	12.35
Nonvested, September 28, 2013	1,001,310	$20.99	2.0

We recognized stock-based compensation expense related to performance shares, net of income taxes, of $2.4 million, $0.2 million and $0.3 million for fiscal 2013, 2012 and 2011, respectively. The related tax benefit for fiscal 2013, 2012 and 2011 was $1.5 million, $0.1 million and $0.2 million, respectively. As of September 28, 2013, we had $10 million of total unrecognized compensation based upon our progress toward the attainment of criteria related to performance-based share awards that will be recognized over a weighted average period of 2.0 years.